ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2020
ACCOUNTS RECEIVABLE
Schedule of components of accounts receivable

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Accounts receivable	20,434	78,121	11,973
Allowance for doubtful accounts	(316)	(156)	(24)
Accounts receivable, net	20,118	77,965	11,949

Schedule of movements in the allowance for doubtful accounts

	For the year ended December 31,
	2019	2020	2020
	RMB	RMB	US$
Balance at beginning of the year	180	316	48
Provisions/(reversals)	136	(160)	(24)
Balance at end of the year	316	156	24